UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04725
                                                    ----------

                         Phoenix Investment Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant         Vice President and Secretary
     Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                         One American Row
        Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: April 30
                                               ---------

                   Date of reporting period: January 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX INVESTMENT SERIES FUND
GLOSSARY
January 31, 2006


ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

Phoenix Global Utilities Fund

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                     SHARES           VALUE
                                                  -----------    ---------------

DOMESTIC COMMON STOCKS--65.4%

ELECTRIC UTILITIES--30.7%
DPL, Inc.                                               5,820  $      149,225
Entergy Corp.                                           8,660         601,956
Exelon Corp.                                           13,040         748,757
FirstEnergy Corp.                                      10,760         539,076
FPL Group, Inc.                                         9,840         411,214
Northeast Utilities                                     6,730         133,792
Pepco Holdings, Inc.                                   14,360         330,424
Pinnacle West Capital Corp.                             6,950         296,139
PPL Corp.                                              15,020         452,553
Progress Energy, Inc.                                   6,100         266,082
Southern Co. (The)                                     18,170         632,316
                                                                 ---------------
                                                                    4,561,534
                                                                 ---------------
GAS UTILITIES--1.0%
Atmos Energy Corp.                                      5,400         141,912

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--4.0%
Duke Energy Corp.                                      21,190         600,737

INTEGRATED TELECOMMUNICATION SERVICES--6.3%
Citizens Communications Co.                            19,470         238,897
Consolidated Communications
  Holdings, Inc.                                       23,530         298,125
Valor Communications Group, Inc.                       16,200         190,998
Verizon Communications, Inc.                            6,790         214,971
                                                                 ---------------
                                                                      942,991
                                                                 ---------------
MULTI-UTILITIES--23.4%
Ameren Corp.                                            9,210         467,500
Consolidated Edison, Inc.                               7,120         334,711
Dominion Resources, Inc.                                6,610         499,253
KeySpan Corp.                                           4,310         154,815
NiSource, Inc.                                          7,280         149,459
NSTAR                                                   7,780         223,597
OGE Energy Corp.                                        7,500         203,625
PG&E Corp.                                             14,280         532,787
Public Service Enterprise Group,
  Inc                                                   7,110         494,998
SCANA Corp.                                             5,400         216,918
Xcel Energy, Inc.                                      10,360         201,191
                                                                 ---------------
                                                                    3,478,854
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $9,558,830)                                        9,726,028
--------------------------------------------------------------------------------


                                                     SHARES           VALUE
                                                  -----------    ---------------


FOREIGN COMMON STOCKS(c)--33.0%

CONSTRUCTION & ENGINEERING--0.0%
Suez SA Strip VVPR (Belgium)(b)                         1,480  $           15

ELECTRIC UTILITIES--14.0%
E.ON AG (Germany)                                       1,820         203,687
Endesa SA (Spain)                                       9,500         273,592
Enel S.p.A. (Italy)                                    42,930         363,340
National Grid plc (United Kingdom)                     37,570         384,653
RWE AG (Germany)                                        5,790         477,165
Scottish and Southern Energy plc
  (United Kingdom)                                     19,620         373,126
                                                                 ---------------
                                                                    2,075,563
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES--14.4%
BCE, Inc. (Canada)                                     12,210         295,604
Belgacom SA (Belgium)                                   7,480         230,415
BT Group plc Sponsored ADR (United Kingdom)             7,630         280,402
Chunghwa Telecom Co. Ltd. Sponsored ADR
  (Taiwan)                                             17,690         329,388
Koninklijke (Royal) KPN NV Sponsored ADR
  (Netherlands)                                        25,250         245,683
Telecom Corporation of New Zealand Ltd.
  Sponsored ADR (New Zealand)                          11,940         370,976
Telecom Italia S.p.A Sponsored ADR (Italy)              5,480         153,933
Teliasonera AB (Sweden)                                41,500         236,078
                                                                 ---------------
                                                                    2,142,479
                                                                 ---------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
Fortum OYJ (Finland)                                   12,000         268,161

WIRELESS TELECOMMUNICATION SERVICES--2.8%
Vodafone Group plc Sponsored ADR (United Kingdom)      19,940         420,933
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,920,585)                                        4,907,151
--------------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS--1.1%

ELECTRIC UTILITIES--1.1%
Southern California Edison Co.                          1,520         153,805
--------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $152,913)                                            153,805
--------------------------------------------------------------------------------

Phoenix Global Utilities Fund



TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $14,632,328)                                      14,786,984(a)

Other assets and liabilities, net--0.5%                                79,069
                                                                 ---------------
NET ASSETS--100.0%                                             $   14,866,053
                                                                 ===============
















(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $597,606 and gross depreciation of $446,379 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $14,635,757.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

Phoenix Income & Growth Fund

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)



                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------

AGENCY MORTGAGE-BACKED SECURITIES--10.6%

FNMA 5%, '18-'36                                   $   14,757  $   14,381,513
FNMA 4.50%, 6/1/19                                      2,507       2,440,599
FNMA 4%, 7/1/19                                           811         773,087
FNMA 6%, 11/1/31                                          442         447,365
FNMA 5.50%, 6/1/34                                      6,262       6,200,589
FNMA 5.50%, 7/1/34                                      4,534       4,490,114
FNMA 6%, 7/1/34                                           826         834,074
FNMA 6%, 5/1/35                                         3,295       3,328,278
FNMA 5.50%, 6/1/35                                        823         814,322
FNMA 5.50%, 8/1/35                                        400         395,429
GNMA 6.50%, '23-'24                                     2,105       2,207,569
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,640,596)                                      36,312,939
--------------------------------------------------------------------------------

MUNICIPAL BONDS--5.0%

CALIFORNIA--2.3%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA
  Insured)                                              4,000       4,396,960
Long Beach Pension Obligation Taxable 6.87%,
  9/1/06 (FSA Insured)                                    675         682,216
San Bernardino County Pension Obligation
  Taxable Series A 5.43%, 8/1/13 (FGIC Insured)         1,050       1,068,742
University of California Series F 4.375%, 5/15/30
  (FSA Insured)                                         1,700       1,637,083
                                                                 ---------------
                                                                    7,785,001
                                                                 ---------------
NEW JERSEY--0.2%
New Jersey State Educational Facilities Authority
  Princeton University Series B 4.25%, 7/1/35             930         876,349

NEW YORK--0.3%
New York State Sales Tax Asset Receivable
  Taxable B 4.76%, 10/15/15 (FGIC Insured)              1,000         968,960

PENNSYLVANIA--1.3%
Pittsburgh Pension Obligation Taxable Series C
  6.50%, 3/1/17 (FGIC Insured)                          4,250       4,646,865


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------

TEXAS--0.4%
Dallas-Fort Worth International
  Airport Facilities Improvement
  Corp. Taxable 6.40%, 11/1/07
  (MBIA Insured)                                   $    1,200  $    1,228,620

VIRGINIA--0.5%
Virginia State Public Building
  Authority Public Facilities
  Series A 5%, 8/1/12                                   1,625       1,757,665
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $17,186,693)                                      17,263,460
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.3%

AmeriCredit Automobile Receivables Trust 01-D,
  A4 4.41%, 11/12/08                                      362         361,521
AmeriCredit Automobile Receivables Trust 03-BX,
  A4A 2.72%, 1/6/10                                       252         247,957
Associates Manufactured Housing Pass Through
  Certificate 97-2, A6 7.075%, 3/15/28(c)                 660         676,050
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                                 655         596,886
Carmax Auto Owner Trust 05-2, A4 4.34%, 9/15/10           300         296,063
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(c)                                   1,100       1,087,281
Long Beach Auto Receivables Trust 04-A, A2
  2.841%, 7/15/10(c)                                    1,000         972,500
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
  4.79%, 2/25/36(c)                                     1,112       1,113,034
Morgan Stanley Auto Loan Trust 04-HB1, A4
  3.33%, 10/15/11                                       2,000       1,950,000
Onyx Acceptance Owners Trust 03-D, A4 3.20%,
  3/15/10                                               1,000         985,407
Residential Funding Mortgage Securities II, Inc.
  04-HI3, A4 4.63%, 1/25/20                             1,425       1,400,949
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A3 5.23%, 2/25/36(c)                           810         809,747
WFS Financial Owner Trust 03-1, A4 2.74%,
  9/20/10                                                 827         818,402
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $11,477,913)                                      11,315,797
--------------------------------------------------------------------------------

Phoenix Income & Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
DOMESTIC CORPORATE BONDS--10.6%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15                  $      250  $      252,500

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07(f)                                                500         520,126

AIRLINES--1.1%
American Airlines, Inc. 01-1 6.977%, 11/23/22             845         788,394
Continental Airlines, Inc. 01-1 6.703%, 12/15/22        1,488       1,437,962
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19         865         857,461
United Airlines, Inc. 01-1 6.071%, 3/1/13                 865         843,674
                                                                 ---------------
                                                                    3,927,491
                                                                 ---------------
AUTOMOBILE MANUFACTURERS--0.0%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13          165         171,297

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14                              500         485,198
Echostar DBS Corp. 5.75%, 10/1/08                         750         742,500
                                                                 ------------
                                                                    1,227,698
                                                                 ------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15                                400         370,558

CASINOS & GAMING--0.7%
Harrah's Operating Co., Inc. 5.50%, 7/1/10                750         749,669
Mandalay Resort Group 6.375%, 12/15/11                    750         762,187
Penn National Gaming, Inc. 6.875%, 12/1/11                245         250,513
Station Casinos, Inc. 6.875%, 3/1/16                      500         510,625
                                                                 ---------------
                                                                    2,272,994
                                                                 ---------------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                355         338,584

CONSUMER FINANCE--1.3%
Ford Motor Credit Co. 8.625%, 11/1/10                     665         640,766
General Electric Capital Corp. 6%, 6/15/12                800         837,682
General Motors Acceptance Corp. 6.875%, 9/15/11           775         740,759
General Motors Acceptance Corp. 6.75%, 12/1/14            120         113,914
SLM Corp. 4.74%, 2/1/10(c)                              2,250       2,182,838
                                                                 ---------------
                                                                    4,515,959
                                                                 ---------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09                          750         721,454


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A 5.486%,
  12/29/49(b)(c)                                   $    1,000  $      989,909
Wachovia Corp. 4.875%, 2/15/14                            435         421,365
                                                                 ---------------
                                                                    1,411,274
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
International Lease Finance Corp. 4.75%, 1/13/12          625         605,548

ELECTRIC UTILITIES--0.5%
Entergy Gulf States, Inc. 3.60%, 6/1/08                   800         769,013
Entergy Gulf States, Inc. 5.70%, 6/1/15                 1,000         969,457
                                                                 ---------------
                                                                    1,738,470
                                                                 ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10      1,000         974,952

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. 6.125%, 2/15/14          500         478,750

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)           100         100,250

HOMEBUILDING--0.4%
Horton (D.R.), Inc. 5.25%, 2/15/15                        350         326,590
Ryland Group, Inc. (The) 8%, 8/15/06                      970         983,538
                                                                 ---------------
                                                                    1,310,128
                                                                 ---------------
HOMEFURNISHING RETAIL--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                   350         351,930

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Verizon Global Funding Corp. 4.90%, 9/15/15               275         263,606

INVESTMENT BANKING & BROKERAGE--0.4%
Lehman Brothers Holdings, Inc. 6.25%, 5/15/06             500         501,863
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10           250         242,883
Morgan Stanley 5.375%, 10/15/15                           560         555,857
                                                                 ---------------
                                                                    1,300,603
                                                                 ---------------
LIFE & HEALTH INSURANCE--0.3%
Protective Life Secured Trust 4.96%, 5/10/10(c)         1,000         969,910

METAL & GLASS CONTAINERS--0.0%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b)          135         139,050

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(f)                       475         504,462

Phoenix Income & Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13               $      185  $      178,767
NiSource Finance Corp. 5.45%, 9/15/20                   1,110       1,062,378
                                                                 ---------------
                                                                    1,241,145
                                                                 ---------------
OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18                         450         415,189

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc.
  4.875%, 7/1/15                                          475         459,828

OIL & GAS STORAGE & TRANSPORTATION--0.3%
AmeriGas Partners LP 7.25%, 5/20/15                       500         503,750
Kinder Morgan Finance Co. 144A
  5.70%, 1/5/16(b)                                        480         480,011
                                                                 ---------------
                                                                      983,761
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0 3%
Bosphorus Financial Services Ltd. 144A 6.14%,
  2/15/12(b)(c)                                           250         251,286
Erac USA Finance Co. 144A 5.90%, 11/15/15(b)              315         320,259
JPMorgan Chase & Co. 5.125%, 9/15/14                      625         612,822
                                                                 ---------------
                                                                    1,184,367
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0 1%
EOP Operating LP 4.75%, 3/15/14                           275         258,876

REGIONAL BANKS--0.5%
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(c)                                          500         491,185
Zions Bancorp 5.65%, 5/15/14                            1,250       1,270,181
                                                                 ---------------
                                                                    1,761,366
                                                                 ---------------
REITS--1.0%
Colonial Properties Trust 6.25%, 6/15/14                1,800       1,843,722
HRPT Properties Trust 5.75%, 11/1/15                      325         323,592
iStar Financial, Inc. 5.375%, 4/15/10(f)                1,125       1,118,024
                                                                 ---------------
                                                                    3,285,338
                                                                 ---------------
SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16                            450         443,886

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 7.30%,
  7/15/15(b)                                              550         567,875

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12         500         495,000


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series E 6.875%,
  10/31/13                                         $      900  $      943,609
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $36,947,414)                                      36,507,834
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--13.2%

Bayview Financial Acquisition Trust 06-A,
  1A2 5.483%, 12/28/35(k)                                 488         487,500
Bear Stearns Adjustable Rate Mortgage Trust
  05-12, 13A1 5.482%, 2/25/36(c)                          860         854,824
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.225%, 7/15/44(c)                     600         598,125
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                       1,162       1,151,750
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                              915         889,253
CS First Boston Mortgage Securities Corp.
  98-C1 B 6.59%, 5/17/40                                3,000       3,100,937
DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
  11/12/31                                              1,385       1,422,937
First Horizon Mortgage Pass-Through Trust 05-AR1,
  2A1 5.026%, 4/25/35(c)                                1,222       1,208,276
GMAC Commercial Mortgage Securities, Inc. 97-C2,
  A3 6.566%, 4/15/29                                      934         953,183
Greenwich Capital Commercial Funding Corp.
  04-GG1, A7 5.317%, 6/10/36(c)                         4,100       4,109,735
Greenwich Capital Commercial Funding Corp.
  05-GG5, AJ 5.301%, 4/10/37(c)                         1,000         998,125
GS Mortgage Securities Corp. II 05-GG4,
  AJ 4.782%, 7/10/39                                    1,950       1,865,650
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
  11/18/30(c)                                           2,062       2,105,145
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3 6.26%, 3/15/33                      2,700       2,825,926
JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35         2,243       2,245,340
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%, 1/25/21         829         826,011
Lehman Brothers - UBS Commercial Mortgage Trust
  04-C7, A6 4.786%, 10/15/29(c)                         1,800       1,740,375
Lehman Brothers Commercial Conduit Mortgage Trust
  99-C2, A2 7.325%, 10/15/32                            2,000       2,132,787

Phoenix Income & Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
Master Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                      $      697  $      664,282
Residential Accredit Loans, Inc. 06-QA1, A21
  6.017%, 1/25/36(c)                                    1,779       1,801,715
Residential Asset Mortgage Products, Inc. 03-RS6,
  AI3 3.08%, 12/25/28                                     224         222,605
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A 4.899%, 3/25/35(c)                         1,353       1,334,167
Structured Asset Securities Corp. 03-32, 1A1
  5.262%, 11/25/33(c)                                     820         796,696
Structured Asset Securities Corp. 05-17, 1A6
  5.50%, 10/25/35                                         996         977,203
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                               1,595       1,533,908
Wells Fargo Mortgage Backed Securities Trust
  03-4, A18 5.50%, 6/25/33                              1,250       1,196,771
Wells Fargo Mortgage Backed Securities Trust
  04-EE, 2A3 3.989%, 1/25/35(c)                         1,189       1,152,137
Wells Fargo Mortgage Backed Securities Trust
  05-14, 2A1 5.50%, 12/25/35                            1,756       1,716,928
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1 5%, 5/25/20                                   962         943,036
Wells Fargo Mortgage Backed Securities Trust
  05-AR10, 2A16 4.11%, 6/25/35(c)                       1,000         972,820
Wells Fargo Mortgage Backed Securities Trust
  05-AR16, 6A3 5%, 10/25/35(c)                            827         818,636
Wells Fargo Mortgage Backed Securities Trust
  05-AR4, 2A1 4.53%, 4/25/35(c)                         1,736       1,705,417
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $46,069,172)                                      45,352,200
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.1%

AUSTRALIA--0.2%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                                765(h)      585,918

BRAZIL--0.4%
Federative Republic of Brazil 11%, 1/11/12                250         310,000
Federative Republic of Brazil 7.875%, 3/7/15            1,000       1,087,000
                                                                 ---------------
                                                                    1,397,000
                                                                 ---------------
MEXICO--0.2%
United Mexican States 5.875%, 1/15/14                     550         565,125


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
NEW ZEALAND--0.3%
Commonwealth of New Zealand Series 1106 8%,
  11/15/06                                         $      830(g) $    577,800
Commonwealth of New Zealand Series 206 6.50%,
  2/15/06                                                 440(g)      302,028
                                                                 ---------------
                                                                      879,828
                                                                 ---------------
PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15                         275         298,375
Republic of Panama 9.375%, 1/16/23                        675         870,750
                                                                 ---------------
                                                                    1,169,125
                                                                 ---------------
PHILIPPINES--0.4%
Republic of Philippines 8.375%, 2/15/11                   710         769,462
Republic of Philippines 10.625%, 3/16/25                  500         636,875
                                                                 ------------
                                                                    1,406,337
                                                                 ------------
RUSSIA--0.2%
Russian Federation RegS 5%, 3/31/30(c)(e)                 750         838,125

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09                       200         241,000
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $6,922,237)                                        7,082,458
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--4.5%

AUSTRALIA--0.2%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%,
  4/15/16(b)                                              500         502,716
Westfield Capital Corp. 144A
  5.125%, 11/15/14(b)                                     200         195,780
                                                                 ---------------
                                                                      698,496
                                                                 ---------------
BRAZIL--0.1%
Petrobras International Finance Co. 9.125%,
  7/2/13                                                  350         412,475

CANADA--0.1%
Rogers Wireless Communications, Inc. 7.25%,
  12/15/12                                                200         212,500

CHILE--1.0%
Banco Santander Chile 144A 5.375%, 12/9/14(b)             325         321,509
Celulosa Arauco y Constitucion SA 5.625%,
  4/20/15                                                 435         427,485
Enersis SA 7.375%, 1/15/14                              1,300       1,388,881

Phoenix Income & Growth Fund


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
CHILE--(CONTINUED)
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)  $    1,515  $    1,444,395
                                                                 ---------------
                                                                    3,582,270
                                                                 ---------------
GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.70%, 3/22/12(c)         1,000         963,300

KAZAKHSTAN--0.8%
Kazkommerts International BV 144A 7%, 11/3/09(b)        1,500       1,543,125
Kazkommerts International BV RegS 10.125%,
  5/8/07(e)                                             1,000       1,054,900
                                                                 ---------------
                                                                    2,598,025
                                                                 ---------------
MALAYSIA--0.4%
Malaysia International Shipping Corp. Capital
  Ltd. 144A 6.125%, 7/1/14(b)                             250         261,782
Petronas Capital Ltd. RegS 7%, 5/22/12(e)               1,000       1,094,342
                                                                 ---------------
                                                                    1,356,124
                                                                 ---------------
MEXICO--0.5%
America Movil SA de CV 5.75%, 1/15/15                     425         421,813
Pemex Project Funding Master Trust 8%, 11/15/11           750         838,500
Pemex Project Funding Master Trust 144A 5.75%,
  12/15/15(b)                                             450         444,825
                                                                 ---------------
                                                                    1,705,138
                                                                 ---------------
RUSSIA--0.2%
Gazprom RegS (Morgan Stanley AG) 9.625%,
  3/1/13(e)                                               630         756,000

SINGAPORE--0.2%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)                     700         674,449

SOUTH KOREA--0.2%
Korea Development Bank 4.25%, 11/13/07                    500         493,014
Korea Development Bank 3.875%, 3/2/09                     350         338,255
                                                                 ---------------
                                                                      831,269
                                                                 ---------------
UNITED KINGDOM--0.2%
HBOS plc 144A 5.375%, 11/29/49(b)(c)                      750         743,731

UNITED STATES--0.3%
Amvescap plc 5.375%, 12/15/14                           1,000         971,895
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $15,673,933)                                      15,505,672
--------------------------------------------------------------------------------


                                                      SHARES          VALUE
                                                    ---------    ---------------

DOMESTIC COMMON STOCKS--47.5%

AEROSPACE & DEFENSE--1.7%
Boeing Co. (The)                                        9,800  $      669,438
Honeywell International, Inc.                          22,100         849,082
Lockheed Martin Corp.                                  15,500       1,048,575
Northrop Grumman Corp.                                 10,500         652,365
Raytheon Co.                                           11,700         479,349
United Technologies Corp.                              34,600       2,019,602
                                                                 ---------------
                                                                    5,718,411
                                                                 ---------------
AIR FREIGHT & LOGISTICS--0.1%
Pacer International, Inc.                               4,900         142,933
United Parcel Service, Inc. Class B                     3,400         254,694
                                                                 ---------------
                                                                      397,627
                                                                 ---------------
APPAREL RETAIL--0.2%
Gap, Inc. (The)                                        36,300         656,667

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                                6,800         377,264

APPLICATION SOFTWARE--0.3%
Autodesk, Inc.                                          4,500         182,655
Intuit, Inc.(i)                                         7,700         402,941
Mercury Interactive Corp.(i)                           10,100         350,975
Parametric Technology Corp.(i)                         38,800         242,888
                                                                 ---------------
                                                                    1,179,459
                                                                 ---------------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Bank of New York Co., Inc. (The)                       21,000         668,010
Franklin Resources, Inc.                                6,800         669,800
Northern Trust Corp.                                   16,600         866,686
State Street Corp.                                     11,700         707,382
                                                                 ---------------
                                                                    2,911,878
                                                                 ---------------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.                                         39,600         339,768

AUTOMOTIVE RETAIL--0.0%
AutoNation, Inc.(i)                                     4,900         109,221

BIOTECHNOLOGY--0.1%
Applera Corp. - Applied Biosystems Group               10,300         291,902

BROADCASTING & CABLE TV--0.2%
CBS Corp. Class B                                      16,400         428,532
EchoStar Communications Corp. Class A(i)                7,000         193,200
                                                                 ---------------
                                                                      621,732
                                                                 ---------------
BUILDING PRODUCTS--0.2%
Masco Corp.                                            20,900         619,685

Phoenix Income & Growth Fund


                                                      SHARES          VALUE
                                                    ---------    ---------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                            16,700  $      544,420

COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc.(i)                                134,200       2,492,094
Harris Corp.                                            6,900         320,367
Motorola, Inc.                                         88,100       2,000,751
                                                                 ---------------
                                                                    4,813,212
                                                                 ---------------
COMPUTER HARDWARE--1.6%
Dell, Inc.(i)                                          48,700       1,427,397
Hewlett-Packard Co.                                    57,900       1,805,322
International Business Machines Corp.                  26,300       2,138,190
NCR Corp.(i)                                            5,100         189,465
                                                                 ---------------
                                                                    5,560,374
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS--0.1%
Emulex Corp.(i)                                        20,700         379,845

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc.                                            6,400         445,440
Toro Co. (The)                                          8,800         389,048
                                                                 ---------------
                                                                      834,488
                                                                 ---------------
CONSUMER FINANCE--0.6%
American Express Co.                                   25,400       1,332,230
Capital One Financial Corp.                             7,800         649,740
                                                                 ---------------
                                                                    1,981,970
                                                                 ---------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
CheckFree Corp.(i)                                      6,300         326,466
Computer Sciences Corp.(i)                             16,500         836,550
Fiserv, Inc.(i)                                        17,500         769,650
                                                                 ---------------
                                                                    1,932,666
                                                                 ---------------
DEPARTMENT STORES--1.0%
Federated Department Stores, Inc.                      17,400       1,159,362
Nordstrom, Inc.                                        28,100       1,172,332
Penney (J.C.) Co., Inc.                                19,900       1,110,420
                                                                 ---------------
                                                                    3,442,114
                                                                 ---------------
DIVERSIFIED BANKS--3.1%
Bank of America Corp.                                 123,400       5,457,965
Comerica, Inc.                                          8,100         449,307
U.S. Bancorp                                           18,200         544,362
Wachovia Corp.                                         59,500       3,262,385
Wells Fargo & Co.                                      14,300         891,748
                                                                 ---------------
                                                                   10,605,767
                                                                 ---------------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                                 16,900         714,870


                                                      SHARES          VALUE
                                                    ---------    ---------------
DIVERSIFIED CHEMICALS--(CONTINUED)
Eastman Chemical Co.                                   16,900  $      814,749
PPG Industries, Inc.                                    2,200         130,900
                                                                 ---------------
                                                                    1,660,519
                                                                 ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Cendant Corp.                                          32,100         537,354
Dun & Bradstreet Corp.(i)                               5,900         426,452
                                                                 ---------------
                                                                      963,806
                                                                 ---------------
DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.                                      2,400         385,200

ELECTRIC UTILITIES--0.2%
Cleco Corp.                                             9,200         201,756
PPL Corp.                                              15,200         457,976
                                                                 ---------------
                                                                      659,732
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co.                                   18,400       1,425,080

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(i)                                   55,300         232,813

FOOD RETAIL--0.1%
Kroger Co. (The)(i)                                    12,200         224,480

FOOTWEAR--0.2%
NIKE, Inc. Class B                                      9,800         793,310

GAS UTILITIES--0.1%
UGI Corp.                                              14,300         307,021

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp.                                   10,500         177,450

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.                                  12,500         900,500
McKesson Corp.                                         14,800         784,400
                                                                 ---------------
                                                                    1,684,900
                                                                 ---------------
HEALTH CARE EQUIPMENT--1.1%
Baxter International, Inc.                             20,200         744,370
Becton, Dickinson & Co.                                20,600       1,334,880
Boston Scientific Corp.(i)                              3,300          72,171
Fisher Scientific International, Inc.(i)                6,700         448,029
Hospira, Inc.(i)                                        6,200         277,450
Kinetic Concepts, Inc.(i)                               4,200         151,998
PerkinElmer, Inc.                                      28,500         648,090
                                                                 ---------------
                                                                    3,676,988
                                                                 ---------------
HEALTH CARE SERVICES--0.1%
Caremark Rx, Inc.(i)                                    9,900         488,070

Phoenix Income & Growth Fund


                                                      SHARES          VALUE
                                                    ---------    ---------------
HEALTH CARE SUPPLIES--0.2%
Bausch & Lomb, Inc.                                    11,200    $    756,560

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                                 39,100       1,585,505
Sherwin-Williams Co. (The)                             22,300       1,179,670
                                                                 ---------------
                                                                    2,765,175
                                                                 ---------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)                             12,400       1,070,120

HOUSEHOLD PRODUCTS--0.4%
Kimberly-Clark Corp.                                   24,300       1,388,016

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                                30,000         709,200

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.                       12,600         734,202

INDUSTRIAL CONGLOMERATES--0.6%
3M Co.                                                  3,700         269,175
General Electric Co.                                   42,400       1,388,600
Textron, Inc.                                           5,100         430,746
                                                                 ---------------
                                                                    2,088,521
                                                                 ---------------
INDUSTRIAL MACHINERY--0.8%
Danaher Corp.                                           4,100         232,224
Dover Corp.                                             4,800         220,464
Eaton Corp.                                            17,600       1,165,120
Illinois Tool Works, Inc.                               9,700         817,613
Parker-Hannifin Corp.                                   5,000         378,850
                                                                 ---------------
                                                                    2,814,271
                                                                 ---------------
INSURANCE BROKERS--0.1%
AON Corp.                                               8,900         304,558

INTEGRATED OIL & GAS--4.2%
Chevron Corp.                                          42,300       2,511,774
ConocoPhillips                                         18,400       1,190,480
Exxon Mobil Corp.                                     121,500       7,624,125
Occidental Petroleum Corp.                             32,600       3,185,346
                                                                 ---------------
                                                                   14,511,725
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.                                             93,700       2,431,515
BellSouth Corp.                                        34,100         981,057
Citizens Communications Co.                            61,100         749,697
Qwest Communications International,
  Inc.(i)                                              29,600         178,192
Verizon Communications, Inc.                           67,900       2,149,714
                                                                 ---------------
                                                                    6,490,175
                                                                 ---------------


                                                      SHARES          VALUE
                                                    ---------    ---------------
INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(i)                                12,800    $    371,456

INTERNET SOFTWARE & SERVICES--0.1%
VeriSign, Inc.(i)                                      11,200         266,000

INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc.                              30,700       2,304,649
Morgan Stanley                                         12,300         755,835
                                                                 ---------------
                                                                    3,060,484
                                                                 ---------------
LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc.                                            15,700         737,115
Lincoln National Corp.                                 20,300       1,106,959
MetLife, Inc.                                          43,800       2,197,008
Principal Financial Group, Inc.                        16,100         759,276
Protective Life Corp.                                   2,200          98,890
Prudential Financial, Inc.                             13,400       1,009,556
StanCorp Financial Group, Inc.                          2,500         124,375
                                                                 ---------------
                                                                    6,033,179
                                                                 ---------------
MANAGED HEALTH CARE--1.2%
Aetna, Inc.                                            12,000       1,161,600
CIGNA Corp.                                             5,500         668,800
UnitedHealth Group, Inc.                               19,000       1,128,980
WellPoint, Inc.(i)                                     15,600       1,198,080
                                                                 ---------------
                                                                    4,157,460
                                                                 ---------------
METAL & GLASS CONTAINERS--0.2%
Crown Holdings, Inc.(i)                                20,600         385,426
Silgan Holdings, Inc.                                   4,000         151,440
                                                                 ---------------
                                                                      536,866
                                                                 ---------------
MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc.                                   3,100         165,943

MOVIES & ENTERTAINMENT--1.2%
Time Warner, Inc.                                     165,200       2,895,956
Viacom, Inc. Class B(i)                                16,400         680,272
Walt Disney Co. (The)                                  20,000         506,200
                                                                 ---------------
                                                                    4,082,428
                                                                 ---------------
MULTI-LINE INSURANCE--0.5%
American International Group, Inc.                     23,200       1,518,672
Hartford Financial Services Group, Inc. (The)           2,000         164,460
Unitrin, Inc.                                           2,100          92,841
                                                                 ---------------
                                                                    1,775,973
                                                                 ---------------
OIL & GAS DRILLING--0.2%
Pride International, Inc.(i)                           22,700         801,537

Phoenix Income & Growth Fund


                                                      SHARES          VALUE
                                                    ---------    ---------------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Burlington Resources, Inc.                              8,400  $      766,584

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.2%
Sunoco, Inc.                                            2,000         190,400
Valero Energy Corp.                                     9,600         599,328
                                                                 ---------------
                                                                      789,728
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1 8%
Citigroup, Inc.                                        55,000       2,561,900
JPMorgan Chase & Co.                                   87,300       3,470,175
                                                                 ---------------
                                                                    6,032,075
                                                                 ---------------
PACKAGED FOODS & MEATS--1.0%
General Mills, Inc.                                    15,900         772,899
Kellogg Co.                                            55,000       2,359,500
Pilgrim's Pride Corp.                                  10,800         262,872
                                                                 ---------------
                                                                    3,395,271
                                                                 ---------------
PHARMACEUTICALS--3.7%
Abbott Laboratories                                    31,800       1,372,170
Alpharma, Inc. Class A                                  9,800         327,810
Barr Pharmaceuticals, Inc.(i)                           7,100         465,618
Johnson & Johnson                                      70,500       4,056,570
King Pharmaceuticals, Inc.(i)                          18,800         352,500
Medicis Pharmaceutical Corp. Class A                   11,200         346,192
Merck & Co., Inc.                                      33,700       1,162,650
Pfizer, Inc.                                          152,500       3,916,200
Watson Pharmaceuticals, Inc.(i)                         4,700         155,523
Wyeth                                                  12,700         587,375
                                                                 ---------------
                                                                   12,742,608
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE--1.4%
Allstate Corp. (The)                                   41,900       2,180,895
Cincinnati Financial Corp.                              3,100         141,174
Mercury General Corp.                                   4,100         231,117
Philadelphia Consolidated Holding Co.(i)                1,100         106,865
Progressive Corp. (The)                                 5,700         598,728
St. Paul Travelers Cos., Inc. (The)                    36,400       1,651,832
                                                                 ---------------
                                                                    4,910,611
                                                                 ---------------
RAILROADS--0.2%
Burlington Northern Santa Fe Corp.                      4,300         344,516
Norfolk Southern Corp.                                  9,200         458,528
                                                                 ---------------
                                                                      803,044
                                                                 ---------------
REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                    7,000         365,470
KeyCorp                                                16,200         573,318
National City Corp.                                     4,600         157,228


                                                      SHARES          VALUE
                                                    ---------    ---------------
REGIONAL BANKS--(CONTINUED)
SunTrust Banks, Inc.                                    2,900    $    207,205
Synovus Financial Corp.                                 8,100         224,127
                                                                 ---------------
                                                                    1,527,348
                                                                 ---------------
REITS--0.5%
American Home Mortgage Investment Corp.                 7,700         220,220
Boston Properties, Inc.                                 4,600         359,996
Highwoods Properties, Inc.                             16,500         520,410
New Century Financial Corp.                            12,200         478,606
New Plan Excel Realty Trust                             9,000         221,850
                                                                 ---------------
                                                                    1,801,082
                                                                 ---------------
RESTAURANTS--0.7%
McDonald's Corp.                                       47,500       1,662,975
Yum! Brands, Inc.                                      15,200         751,944
                                                                 ---------------
                                                                    2,414,919
                                                                 ---------------
SEMICONDUCTORS--1.3%
Freescale Semiconductor, Inc. Class B(i)               13,400         338,350
Intel Corp.                                           133,400       2,837,418
ON Semiconductor Corp.(i)                              37,100         278,621
Texas Instruments, Inc.                                39,000       1,139,970
                                                                 ---------------
                                                                    4,594,359
                                                                 ---------------
SOFT DRINKS--0.4%
Coca-Cola Co. (The)                                    19,900         823,462
Pepsi Bottling Group, Inc. (The)                        6,900         200,100
PepsiAmericas, Inc.                                    10,000         244,900
                                                                 ---------------
                                                                    1,268,462
                                                                 ---------------
SPECIALIZED CONSUMER SERVICES--0.2%
Block (H&R), Inc.                                      21,000         513,660

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                                       5,300         269,770

SPECIALTY STORES--0.1%
Barnes & Noble, Inc.                                    3,300         139,986
Staples, Inc.                                           5,000         118,550
                                                                 ---------------
                                                                      258,536
                                                                 ---------------
SYSTEMS SOFTWARE--1.9%
BMC Software, Inc.(i)                                  11,400         251,940
Microsoft Corp.                                       167,600       4,717,940
Oracle Corp.(i)                                       114,800       1,443,036
Symantec Corp.(i)                                       7,700         141,526
                                                                 ---------------
                                                                    6,554,442
                                                                 ---------------
TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc.(i)                              8,900         305,804

Phoenix Income & Growth Fund


                                                      SHARES          VALUE
                                                    ---------    ---------------
TECHNOLOGY DISTRIBUTORS--(CONTINUED)
Tech Data Corp.(i)                                      5,900  $      243,257
                                                                 ---------------
                                                                      549,061
                                                                 ---------------
TOBACCO--0.4%
Reynolds American, Inc.                                13,100       1,324,803

TRUCKING--0.1%
CNF, Inc.                                               7,300         374,125

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                    53,700       1,229,193
Syniverse Holdings, Inc.(i)                             8,400         201,684
                                                                 ---------------
                                                                    1,430,877
                                                                 ---------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $131,263,545)                                    163,203,053
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.3%

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)                                          12,500         803,125

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd. (United States)                47,000       1,224,350

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Ltd. Class A (United States)        53,800       2,112,726

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(i)               3,400         276,250

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                 3,000         202,980
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,302,863)                                        4,619,431
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $305,484,366)                                    337,162,844
--------------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)           VALUE
                                                    ---------    ---------------
SHORT-TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(j)--1.7%
Sysco Corp. 4.45%, 2/1/06                          $    3,105  $    3,105,000
Honeywell International, Inc. 4.47%, 2/6/06             2,560       2,558,411
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,663,411)                                        5,663,411
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $311,147,777)                                    342,826,255(a)

Other assets and liabilities, net--0.2%                               690,135
                                                                 ---------------
NET ASSETS--100.0%                                             $  343,516,390
                                                                 ===============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,168,253 and gross depreciation of $6,309,717 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $314,967,719.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $11,025,672 or 3.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion segregated as collateral for delayed delivery transactions.
(g) Par value represents New Zealand Dollar.
(h) Par value represents Australian Dollar.
(i) Non-income producing.
(j) The rate shown is the discount rate.
(k) This security has a delayed delivery settlement date.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


    NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

    A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

        As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

    C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

    D. FOREIGN SECURITY COUNTRY DETERMINATION

        A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED) (CONTINUED)


    E. FORWARD CURRENCY CONTRACTS

        Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

       At January 31, 2006, the Funds had no open forward currency contracts.

    F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

        Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

    NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

        In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

        Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

        High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Investment Series Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date   March 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.